CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Total	Common Stock $0.001 Par Value	Additional Paid-in Capital	Accumulated Deficit	Noncontrolling Interest	Noncontrolling Interest Discontinued Operations
Balance, Beginning (shares) at Dec. 31, 2013		49,817,920
Balance, Beginning Balance at Dec. 31, 2013	$ 12,065,911	$ 49,818	$ 40,110,305	$ (29,343,517)	$ 694,574	$ 554,731
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions to noncontrolling interest	(258,289)				(258,289)
Noncontrolling interest share of transactions affecting subsidiary ownership	(124,056)		(2,718,159)		(61,903)	2,656,006
Noncontrolling interest share of transactions affecting subsidiary ownership			4,704,500
Impact of exchange resulting from ADGNY reorganization	4,207,411		4,122,500		0	84,911
Fair value of common stock issued in conjunction with exchange of EuroSite common stock	582,000		582,000
Sale of subsidiary common stock, net of costs	1,486,329		1,486,329
Conversion of convertible debenture interest to common stock (shares)		260,154
Sale of common stock, net of costs	624,368	$ 260	624,108
Sale of common stock, net of costs (shares)		2,650,000
Sale of common stock, net of costs	$ 3,269,275	$ 2,650	3,266,625
Share repurchase program (shares)	(588,073)	(588,073)
Share repurchase program	$ (450,696)	$ (588)	(450,108)
Reacquisition by subsidiary of common stock	(42,902)		(42,902)
Conversion of subsidiary convertible debentures into subsidiary common stock	2,455,377		2,455,377
Stock-based compensation expense	475,899		418,923		0	56,976
Net loss	$ (6,525,358)			(5,888,894)	109,345	(745,809)
Balance, Ending (shares) at Dec. 31, 2014	52,140,001	52,140,001
Balance, Ending Balance at Dec. 31, 2014	$ 17,765,269	$ 52,140	49,854,998	(35,232,411)	483,727	2,606,815
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions to noncontrolling interest	(229,098)				(229,098)
Noncontrolling interest share of transactions affecting subsidiary ownership	50,057		426,980		(376,923)
Impact of exchange resulting from ADGNY reorganization (shares)		100,000
Impact of exchange resulting from ADGNY reorganization	(732,016)	$ 100	(732,116)
Fair value of common stock issued in conjunction with exchange of EuroSite common stock	0	$ (1,320)	(15,250)		0	16,570
Impact of exchange resulting from ADGNY reorganization	$ 0
Share repurchase program (shares)	(235,906)	(235,906)
Share repurchase program	$ (152,377)	$ (236)	(152,141)
Stock-based compensation expense	299,189		259,149	40,040	0
Net loss	$ (5,885,715)			(5,430,403)	223,837	(679,149)
Balance, Ending (shares) at Dec. 31, 2015	50,684,095	50,684,095
Balance, Ending Balance at Dec. 31, 2015	$ 11,115,309	$ 50,684	$ 49,641,620	$ (40,622,774)	$ 101,543	$ 1,944,236